BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
Borrowings
Total borrowings	$ 5,482,818	$ 707,150	$ 1,467,586
Banks
Borrowings
Total borrowings	5,182,620		$ 1,467,586
Other financial institutions
Borrowings
Total borrowings	$ 300,198